Intangible Assets - Amortization Expense (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Finite Lived Intangible Assets Net [Abstract]
Favorable lease terms charter-out	$ (822)	$ (822)	$ (1,643)	$ (1,643)
Total	$ (822)	$ (822)	$ (1,643)	$ (1,643)